Significant Accounting Policies (Details) - Schedule of relevant exchange rates	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Relevant Exchange Rates [Abstract]
Period Ended RMB: USD exchange rate	6.8972	6.3726	6.525
Period Average RMB: USD exchange rate	6.729	6.4508	6.9042